Short-Term Investments	12 Months Ended
Jun. 30, 2024
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	June 30, 2024	June 30, 2023
Bonds	$258,702	$198,375

The Company acquired bonds issued by other corporations from various industries through the open market. These bonds were held to receive coupon interest payments and to realized potential gains. The bonds may also be disposed on demand through the open market should the Company require funds for operational or investment needs. The Company accounts for the bonds at fair value at each reporting date.

The continuity of short-term investment is summarized as follows:

Amount
Balance, July 1, 2022	$192,398
Change in fair value	5,977
Balance, June 30, 2023	$198,375
Change in fair value	60,327
Balance, June 30, 2024	$258,702